Discontinued Operations (Tables)	6 Months Ended
Jun. 30, 2017
Discontinued Operations [Abstract]
Schedule of components of assets and liabilities and consolidated statements of operations and comprehensive loss classified as discontinued operations
	June 30,	December 31,
	2017	2016
Current assets of discontinued operations	$5,220	$65
Noncurrent assets of discontinued operations	$0	$501,711
Current liabilities of discontinued operations	$2,796	$569,937
Net assets of discontinued operations	$2,424	$(68,161)

	Six months ended		Three months ended
	June 30		June 30, 2016
	2017	2016	2017	2016
Revenue		$588,731		$511,808
Gross profit		(680,896)		(593,284)
Selling, general and administrative expenses		(150,748)		(146,346)
Depreciation and amortization		(702)		(702)
Net loss from discontinued operations	-	$(832,346)	-	$(740,332)